ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued management services	$ 86	$ 86
Professional services	207	202
Other accrued expenses	192	181
Accrued expenses and other liabilities	$ 485	$ 469